Warrants Liability - Schedule of Warrants Classified as Derivative Financial Liabilities (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Warrants Classified as Derivative Financial Liabilities [Line Items]
Opening balance		1,836,150	2,391,700
Opening balance		$ 1,638,808	$ 1,462,126
Subscription Warrants issued – March 2024	[1]	2,250,000
Subscription Warrants issued – March 2024	[1]	$ 1,193,632
Warrants exercised		(1,836,150)	(555,550)
Warrants exercised		$ (1,784,361)	$ (1,126,799)
Fair value revaluation of warrants liability	[1],[2]
Fair value revaluation of warrants liability	[1],[2]	$ 2,115,036	$ 1,303,481
Balance		2,250,000	1,836,150
Balance		$ 3,163,115	$ 1,638,808
Current portion		(2,250,000)	(1,836,150)
Current portion		$ (3,163,115)	$ (1,638,808)
Long-term portion
Long-term portion

[1]	Subscription Warrants – March 2024 Offering
[2]	Subscription Warrants – October 2022 Offering